Capital and Reserves - Summary Of Authorized Share Capital (Detail) - EUR (€) € / shares in Units, € in Thousands	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Disclosure of authorized capital [line item]
Total Shares	451,020,002		450,000,002
Par value per share	€ 3.05	€ 2.58	€ 5.32
Authorized share capital amount	€ 108,000		€ 108,000
Class A ordinary shares [member]
Disclosure of authorized capital [line item]
Total Shares	401,020,000		400,000,000
Par value per share	€ 0.12		€ 0.12
Authorized share capital amount	€ 48,122		€ 48,000
Class B ordinary shares [member]
Disclosure of authorized capital [line item]
Total Shares	48,980,000		50,000,000
Par value per share	€ 1.2		€ 1.2
Authorized share capital amount	€ 58,776		€ 60,000
Conversion shares [member]
Disclosure of authorized capital [line item]
Total Shares	1,020,002		2
Par value per share	€ 1.08		€ 1.08
Authorized share capital amount	€ 1,102